Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Trading assets	€ 49,254	[1]	€ 50,152
Non-trading derivatives	2,257	[1]	2,664
Designated at fair value through profit or loss	3,076	[1]	2,887
Mandatorily measured at fair value through profit or loss	41,600	[1]	64,783
Financial assets at fair value through profit or loss	€ 96,187		€ 120,486

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.